Segments - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities (Details) - Operating Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	$ 37,549,000		$ 63,896,000
Total segments’ liabilities	19,960,000		(31,461,000)
External revenues	29,858,000		91,724,000
Cost of revenues	(23,175,000)		(79,883,000)
Segment results – operating profit (loss)	(8,017,000)		(23,321,000)
Non-operating income (loss)	(3,194,000)		3,047,000
Finance income (loss)	(1,051,000)		(1,532,000)
Profit (Loss) before taxes on income	(12,262,000)		(21,806,000)
Tax benefit (expense) on income	257,000		74,000
Segment results – net profit (loss)	(12,005.000)		(21,732,000)
Corporates [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	13,133,000		10,708,000
Total segments’ liabilities	399,000		(867,000)
External revenues	364,000
Cost of revenues
Segment results – operating profit (loss)	4,352,000		(4,295,000)
Non-operating income (loss)	34,000		446,000
Finance income (loss)	249,000		83,000
Profit (Loss) before taxes on income	4,635,000		(3,766,000)
Tax benefit (expense) on income			3,000
Segment results – net profit (loss)	4,635,000		(3,763,000)
Online Advertising & Internet Traffic Routing [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	18,335,000		35,178,000
Total segments’ liabilities	17,076,000		(25,723,000)
External revenues	26,941,000		79,613,000
Cost of revenues	(21,988,000)		(70,452,000)
Segment results – operating profit (loss)	(7,304,000)		(3,548,000)
Non-operating income (loss)	(1,920,000)
Finance income (loss)	(1,111,000)		(1,605,000)
Profit (Loss) before taxes on income	(10,335,000)		(5,153,000)
Tax benefit (expense) on income	221,000		66,000
Segment results – net profit (loss)	(10,114,000)		(5,087,000)
Online Event Management [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	1,729,000		1,874,000
Total segments’ liabilities	1,354,000		(2,015,000)
External revenues	1,551,000		2,103,000
Cost of revenues	(260,000)		(399,000)
Segment results – operating profit (loss)	(356,000)		(651,000)
Non-operating income (loss)
Finance income (loss)	(34,000)		(82,000)
Profit (Loss) before taxes on income	(390,000)		(733,000)
Tax benefit (expense) on income	11,000		12,000
Segment results – net profit (loss)	(379,000)		(721,000)
Others [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		[1]	3,444,000	[2]
Total segments’ liabilities	1,131,000		(605,000)
External revenues	1,002,000
Cost of revenues	(927,000)
Segment results – operating profit (loss)		[3]	(3,446,000)	[4]
Non-operating income (loss)	10,000
Finance income (loss)	(60,000)		(25,000)
Profit (Loss) before taxes on income	(1,803,000)		(3,471,000)
Tax benefit (expense) on income	25,000
Segment results – net profit (loss)	(1,778,000)		(3,471,000)
Adjustments and eliminations [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets	1,366,000		(430,000)
Total segments’ liabilities			2,232,000
External revenues
Cost of revenues
Segment results – operating profit (loss)	(2,956,000)		(5,767,000)
Non-operating income (loss)	(1,318,000)		(138,000)
Finance income (loss)	(95,000)		207,000
Profit (Loss) before taxes on income	(4,369,000)		(5,698,000)
Tax benefit (expense) on income
Segment results – net profit (loss)	$ (4,369,000)		(5,698,000)
E-commerce [Member]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets			13,122,000
Total segments’ liabilities			(4,483,000)
External revenues			10,008,000
Cost of revenues			(9,032,000)
Segment results – operating profit (loss)			(5,614,000)
Non-operating income (loss)			2,739,000
Finance income (loss)			(110,000)
Profit (Loss) before taxes on income			(2,985,000)
Tax benefit (expense) on income			(7,000)
Segment results – net profit (loss)			$ (2,992,000)

[1]	Includes investments accounted for using the equity method of USD 268 thousand in relation to Zig Miami 54. In addition, includes loan to Zig Miami 54 in an amount of USD 1,756 thousand.
[2]	Includes investments accounted for using the equity method of USD 498 thousand and USD 370 thousand in relation to Polyrizon and Zig Miami 54, respectively. In addition, includes loan to Zig Miami 54 in an amount of USD 1,545 thousand.
[3]	Includes equity losses of USD 102 thousand in relation to Zig Miami 54.
[4]	Includes equity losses of USD 209 thousand in relation to Polyrizon, of USD 85 thousand in relation to Zig Miami 54, of USD 543 thousand in relation to Parazero, of USD 1,176 thousand in relation to Laminera and USD 660 thousand in relation to Odysight.ai.